SCHEDULE OF REMUNERATION OF DIRECTORS (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Bonus awarded	$ 150
G Cerrone [member]
IfrsStatementLineItems [Line Items]
Bonus awarded	$ 300	$ 150	$ 1,160